Note 13. Restructuring and Impairment Charges (Tables) (2011 Global Plan [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
2011 Global Plan [Member]
Restructuring Cost and Reserve [Line Items]
Details of Restructuring Expenses
Details of the 2014 expenses, cash payments and expected costs incurred related to the 2011 Global Plan are set out in the following table:

							As of December 31, 2014
In millions	Accrued January 1, 2014	Year-to-date Restructuring Charges (Reversals)	Cash Payments	Non-Cash Settlements	Currency	Accrued December 31, 2014	Cumulative Costs Incurred	Total Costs Expected to be Incurred
2011 Global Plan
Severance and employee benefits	$21.3	$(14.3)	$(3.6)	$(0.9)	$(1.8)	$0.7	$38.0	$38.0
Contract termination	40.2	—	(10.5)	—	—	29.7	165.1	165.1
Other	24.3	(0.3)	(12.7)	2.0	(1.8)	11.5	48.3	48.3
Total	$85.8	$(14.6)	$(26.8)	$1.1	$(3.6)	$41.9	$251.4	$251.4

Details of the 2013 expenses, cash payments and expected costs incurred related to the 2011 Global Plan are set out in the following table:

							As of December 31, 2013
In millions	Accrued January 1, 2013	Year-to-date Restructuring Charges (Reversals)	Cash Payments	Non-Cash Settlements	Currency	Accrued December 31, 2013	Cumulative Costs Incurred	Total Costs Expected to be Incurred
2011 Global Plan
Severance and employee benefits	$31.7	$(10.9)	$(0.3)	$—	$0.8	$21.3	$52.3	$52.3
Contract termination	134.5	0.5	(60.5)	(34.8)	0.5	40.2	165.1	165.1
Other	38.3	(1.1)	(12.4)	(1.6)	1.1	24.3	48.6	48.6
Total	$204.5	$(11.5)	$(73.2)	$(36.4)	$2.4	$85.8	$266.0	$266.0

Details of the 2012 expenses, cash payments and expected costs incurred related to the 2011 Global Plan are set out in the following table:

						As of December 31, 2012
In millions	Accrued January 1, 2012	Year-to-date Restructuring Charges (Reversals)	Cash Payments	Currency	Accrued December 31, 2012	Cumulative Costs Incurred	Total Costs Expected to be Incurred
2011 Global Plan
Severance and employee benefits	$60.2	$—	$(27.8)	$(0.7)	$31.7	$63.2	$63.2
Contract termination	260.0	(93.4)	(34.3)	2.2	134.5	164.6	164.6
Other	51.1	(2.1)	(11.9)	1.2	38.3	49.7	49.7
Total	$371.3	$(95.5)	$(74.0)	$2.7	$204.5	$277.5	$277.5